NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

Notes payable consisted of the following as of March 31, 2024 and December 31, 2023:

	2024	2023
Note payable – Ethos Management INC	$2,383,059	$2,499,999
Note payable – Mercedes-Benz	26,854	29,149

	2,409,913	2,529,148
Less deferred loan fees – Ethos Management Inc.	-	(116,940)
Less current portion	(9,568)	(9,425)
Long-term portion	$2,400,345	$2,402,783